STOCK OPTION PLAN (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Value of exercise of options	$ 9.28
Share-based compensation expense	$ 8,056,451	$ 2,310,678